Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Impairment Charges / (Reversals)

Impairment charges / (reversals) comprise:	2019	2018	2017
Impairment charges on financial assets, excluding receivables	133	71	70
Impairment reversals on financial assets, excluding receivables	(73)	(39)	(32)
Impairment charges and reversals on non-financial assets and receivables	109	46	4
Total	169	78	42

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2019	2018	2017
Shares	7	5	2
Debt securities and money market instruments	50	30	17
Loans	76	35	50
Total	133	71	70

Summary of Impairment Reversals on Financial Assets, Excluding Receivables

Impairment reversals on financial assets, excluding receivables, from:	2019	2018	2017
Debt securities and money market instruments	(67)	(34)	(17)
Loans	(5)	(3)	(13)
Other	(1)	(2)	(2)
Total	(73)	(39)	(32)